Loans and Borrowings - Summary Of Non-Current And Current Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current
Bank loans	$ 116	$ 88
Term loan	0	456
Lease liabilities	125	124
Non-current borrowings	241	668
Current
Bank loans	90	67
Term loan	0	20
Lease liabilities	33	38
Current borrowings	$ 123	$ 125